UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 32.1%
Australia & New Zealand Banking Group
0.250%, 01/25/12	$1,030	$1,029
BNZ International Funding
0.361%, 01/13/12	7,000	6,995
0.431%, 02/13/12	2,000	1,998
Bryant Park Funding LLC
0.160%, 11/21/11	3,085	3,085
Chariot Funding LLC
0.130%, 11/02/11	1,000	1,000
0.140%, 11/09/11 to 11/28/11	10,750	10,750
0.250%, 02/13/12	1,000	999
Coca-Cola
0.160%, 01/05/12	678	678
0.140%, 01/09/12	1,650	1,650
Commonwealth Bank of Australia
0.331%, 01/23/12 to 01/25/12	6,844	6,839
Danaher
0.120%, 11/21/11	3,000	3,000
DnB Bank
0.300%, 12/08/11	1,939	1,938
Fairway Finance LLC
0.150%, 11/08/11 to 11/18/11	3,600	3,600
FCAR Owner Trust
0.401%, 11/07/11	1,300	1,300
0.351%, 01/03/12 to 01/04/12	8,300	8,294
0.287%, 01/05/12	1,500	1,499
0.290%, 01/06/12	1,500	1,499
General Electric Capital
0.321%, 12/08/11 to 12/16/11	3,900	3,898
0.130%, 12/21/11	2,000	2,000
0.250%, 12/30/11	500	500
Govco LLC
0.170%, 11/02/11 to 11/08/11	5,000	5,000
HSBC USA
0.210%, 12/06/11	1,300	1,300
Jupiter Securitization LLC
0.140%, 11/09/11	1,000	1,000
Liberty Street Funding LLC
0.210%, 11/03/11	1,406	1,406
MetLife Short Term Funding LLC
0.310%, 12/05/11 to 12/07/11	4,000	3,999
0.240%, 12/19/11	1,500	1,500
0.330%, 01/09/12	4,600	4,597
0.340%, 01/17/12	1,500	1,499
New York Life Capital
0.130%, 12/13/11	2,000	2,000
Old Line Funding LLC
0.140%, 11/21/11	509	509
0.300%, 12/01/11	2,485	2,484
Procter & Gamble
0.150%, 04/04/12	1,000	999
Prudential PLC
0.310%, 11/09/11	1,000	1,000
0.400%, 12/07/11	905	905

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Siemens Capital LLC
0.150%, 12/02/11	$1,000	$1,000
Straight-A Funding LLC
0.300%, 11/01/11	1,729	1,729
Thunder Bay Funding LLC
0.300%, 12/01/11	1,000	1,000
Toyota Motor Credit
0.290%, 12/01/11	6,658	6,656
0.270%, 12/20/11	1,725	1,724
0.280%, 12/22/11	1,725	1,724
Variable Funding Capital LLC
0.250%, 01/17/12	1,000	999
Victory Receivables
0.370%, 01/04/12 to 01/06/12	2,000	1,998
Westpac Banking
0.269%, 11/03/11(C)	2,000	2,000
0.300%, 01/11/12	3,000	2,998

Total Commercial Paper (Cost $112,577) ($ Thousands)		112,577

CERTIFICATES OF DEPOSIT — 31.2%
Bank of Montreal
0.220%, 11/08/11	2,000	2,000
Bank of Nova Scotia
0.200%, 11/02/11	2,594	2,594
0.240%, 11/16/11	6,800	6,800
0.300%, 01/27/12	2,000	2,000
Bank of Tokyo-Mitsubishi
0.320%, 11/28/11	2,997	2,997
0.390%, 01/26/12	1,600	1,600
Barclays Bank PLC
0.340%, 11/17/11	2,679	2,679
0.350%, 11/30/11	3,819	3,819
0.390%, 01/03/12	3,055	3,055
Credit Suisse
0.250%, 11/04/11	3,000	3,000
0.270%, 11/10/11	3,000	3,000
0.420%, 01/23/12	1,750	1,750
0.380%, 02/10/12	5,000	5,000
DnB Bank
0.290%, 11/08/11	4,000	4,000
0.350%, 01/13/12	1,200	1,200
National Australia Bank
0.305%, 11/28/11	4,000	4,000
0.230%, 01/17/12	2,800	2,800
Nordea Bank Finland PLC
0.310%, 12/09/11	4,453	4,453
0.330%, 12/28/11	1,000	1,000
0.350%, 01/06/12	2,000	2,000
0.350%, 01/10/12	1,200	1,200
0.350%, 01/11/12	300	300
0.385%, 02/06/12	3,000	3,000
Skandinva Enskilda Bank
0.380%, 12/01/11	2,200	2,200
State Street Bank and Trust
0.250%, 12/08/11	3,000	3,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sumitomo Mitsui Bank
0.290%, 11/02/11	$6,000	$6,000
0.320%, 12/01/11	4,000	4,000
Svenska HandelsBanken
0.305%, 11/23/11	4,000	4,000
0.310%, 12/01/11	2,105	2,105
0.330%, 12/27/11	1,000	1,000
0.435%, 02/24/12	4,000	4,000
Toronto-Dominion Bank
0.150%, 01/24/12	3,000	3,000
0.320%, 02/07/12	2,532	2,532
0.380%, 04/30/12	1,500	1,500
UBS
0.295%, 11/08/11	5,000	5,000
0.293%, 11/14/11 (C)	2,000	2,000
0.350%, 12/02/11	3,000	3,000
Westpac Banking
0.360%, 02/03/12	1,729	1,729

Total Certificates of Deposit (Cost $109,313) ($ Thousands)		109,313

MUNICIPAL BONDS (C) — 3.0%

California — 0.2%
Southern California, Metropolitan Water District, Ser B-4, RB
0.110%, 11/02/11	800	800

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.180%, 11/02/11	395	395

Connecticut — 0.3%
Connecticut State, Housing & Finance Authority, Ser D-3, RB
0.190%, 11/03/11	570	570
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.168%, 11/03/11	670	670

		1,240

Indiana — 0.0%
City of Rockport, Ser A, RB
0.150%, 11/02/11	150	150

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB
0.187%, 11/03/11	1,455	1,455
Iowa State, Finance Authority, Ser G, RB
0.190%, 11/03/11	85	85

		1,540

Kentucky — 0.6%
Kentucky State, Housing Development Authority, Ser J, RB
0.420%, 11/03/11	1,915	1,915

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kentucky State, Housing Development Authority, Ser W, RB
0.420%, 11/02/11	$165	$165

		2,080

Massachusetts — 0.1%
Simmons College, RB
0.170%, 11/03/11	235	235

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.150%, 11/02/11	190	190

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.178%, 11/03/11	300	300

Texas — 0.7%
Texas State, GO
0.198%, 11/01/11	105	105
0.200%, 11/01/11	400	400
0.150%, 11/02/11	100	100
Texas State, Ser A, GO
0.200%, 11/01/11	500	500
Texas State, Ser A-2, GO
0.158%, 11/02/11	1,000	1,000
Texas State, Ser B2, GO
0.148%, 11/02/11	100	100
Texas State, Ser I, GO
0.148%, 11/02/11	195	195

		2,400

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, RB
0.100%, 11/02/11	800	800
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.750%, 11/02/11	600	600

		1,400

Total Municipal Bonds (Cost $10,730) ($ Thousands)		10,730

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FFCB
0.262%, 11/10/11 (C)	1,000	1,000
FFCB DN
0.150%, 07/05/12 (A)	1,000	999
FHLB
0.130%, 02/24/12	1,100	1,100
FNMA (C)
0.310%, 11/01/11	895	894
0.275%, 11/20/11	1,000	1,000

2	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA, Ser 1
0.400%, 11/01/11 (C)	$1,000	$1,000

Total U.S. Government Agency Obligations (Cost $5,993) ($ Thousands)		5,993

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes
1.000%, 04/30/12	1,500	1,507
4.625%, 07/31/12	1,685	1,741

Total U.S. Treasury Obligations (Cost $3,248) ($ Thousands)		3,248

CORPORATE OBLIGATIONS — 0.4%
General Electric Capital MTN
5.000%, 11/15/11	1,200	1,202
JPMorgan Chase
4.500%, 01/15/12	79	80

Total Corporate Obligations (Cost $1,282) ($ Thousands)		1,282

REPURCHASE AGREEMENTS (D) — 30.7%
Barclays Capital
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $23,000,077 (collateralized by FNMA, par value $25,340,171, 4.500%, 06/01/41, with total market value $23,460,000)	23,000	23,000
BNP Paribas
0.190%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,000,011 (collateralized by various corporate obligations*, ranging in par value $776,021-$1,135,894, 5.350%-6.500%, 02/12/27-08/11/17, with total market value $2,100,000)	2,000	2,000
Goldman Sachs
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $23,000,077 (collateralized by various FHLMC/FNMA obligations, ranging in par value $2,195,000-$13,495,000, 2.832%-6.000%, 10/01/12-09/01/41, with total market value $23,460,078)	23,000	23,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $6,000,038 (collateralized by Southern Natural Gas, par value $6,260,000, 4.400%,06/15/21, with total market value $6,301,288)	$6,000	$6,000
JPMorgan Chase
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $23,000,077 (collateralized by various FNMA obligations, ranging in par value $689,531-$22,930,000, 4.000%, 05/01/24-01/01/31, with total market value $23,463,393)	23,000	23,000
Morgan Stanley
0.110%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $23,000,070 (collateralized by various FNMA obligations, ranging in par value $15,220,285-$23,477,436, 6.000%, 08/01/37-12/01/38, with total market value $23,460,000)	23,000	23,000
UBS
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $7,721,026 (collateralized by FHLMC, par value $8,331,063, 4.000%, 04/01/26, with total market value $7,875,421)	7,721	7,721

Total Repurchase Agreements (Cost $107,721) ($ Thousands)		107,721

Total Investments — 100.0% (Cost $350,864)($ Thousands) †		$350,864

*	A summary of the coproate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2011, is as follows:

Counterparty	Corporate Obligations	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	Kraft Foods	6.500%	08/11/17	$776
	Vodafone Group PLC	5.350	02/27/12	1,136

Percentages are based on Net Assets of $350,907 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

3	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2011

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN— Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Government Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.2%
FFCB
0.229%, 11/01/11 (A)	$10,000	$9,999
0.210%, 11/01/11 (A)	8,000	8,000
0.339%, 11/01/11 (A)	1,496	1,498
0.260%, 11/05/11 (A)	430	430
0.219%, 11/07/11 (A)	3,000	3,000
0.262%, 11/10/11 (A)	6,400	6,399
0.263%, 11/12/11 (A)	847	847
0.253%, 11/13/11 (A)	8,848	8,851
0.263%, 11/13/11 (A)	348	348
0.275%, 11/20/11 (A)	1,000	1,000
0.225%, 11/21/11 (A)	10,000	10,000
0.215%, 11/24/11 (A)	125	125
0.175%, 11/26/11 (A)	3,000	2,999
0.196%, 11/29/11 (A)	2,115	2,114
0.950%, 03/05/12	3,065	3,073
0.280%, 03/16/12	7,000	7,003
0.230%, 03/23/12	20,000	20,005
2.250%, 04/24/12	735	742
FFCB DN
0.130%, 11/28/11 (B)	10,000	9,999
FFCB, Ser 1 (A)
0.223%, 11/13/11	1,000	1,000
0.265%, 12/22/11	2,000	2,000
0.363%, 01/25/12	1,470	1,470
FHLB
0.260%, 11/17/11	12,000	12,000
0.785%, 11/25/11	6,000	6,002
0.195%, 11/26/11 (A)	12,500	12,497
0.290%, 01/20/12 (A)	2,800	2,800
0.130%, 01/23/12 to 02/15/12	47,000	46,996
0.300%, 02/08/12	17,000	17,010
0.120%, 03/02/12	8,000	7,998
0.150%, 04/16/12	2,065	2,065
FHLB DN (B)
0.150%, 11/15/11	12,000	11,999
0.130%, 12/02/11	20,000	19,998
0.097%, 01/06/12	24,000	23,996
0.092%, 02/10/12	24,480	24,474
0.085%, 03/23/12	1,100	1,100
0.095%, 04/09/12	10,335	10,331
FHLB, Ser 1
0.195%, 11/25/11 (A)	2,000	2,000
0.150%, 04/16/12	1,150	1,150
FHLMC
0.210%, 11/01/11 (A)	723	723
0.189%,11/03/11 to 11/04/11 (A)	14,500	14,490
0.209%, 11/03/11 (A)	5,149	5,149
0.190%, 11/09/11	13,100	13,100
0.202%, 11/10/11 (A)	4,790	4,789
0.203%, 11/14/11 (A)	7,000	7,000
0.205%, 11/21/11 (A)	4,000	3,997
0.195%, 11/21/11 (A)	3,000	3,000
5.750%, 01/15/12	260	263
2.125%, 03/23/12	8,370	8,435
FHLMC DN (B)
0.130%, 12/05/11 to 02/13/12	13,000	12,996
0.110%, 01/09/12	9,000	8,998
0.080%, 01/23/12	14,000	13,997
0.190%, 01/30/12	22,800	22,789

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.100%, 02/23/12	$13,000	$12,996
0.115%, 04/03/12	18,000	17,991
FHLMC MTN (A)
0.179%, 11/02/11	8,000	7,999
0.203%, 11/16/11	10,291	10,291
FNMA
0.270%, 11/01/11 (A)	435	435
0.310%, 11/01/11 (A)	5,000	4,998
0.275%, 11/20/11 (A)	4,000	3,999
2.000%, 01/09/12	625	627
5.000%, 02/16/12	1,735	1,759
6.125%, 03/15/12	12,000	12,263
FNMA DN (B)
0.130%, 12/01/11	17,000	16,998
0.140%, 12/19/11 to 02/15/12	29,960	29,953
0.065%, 01/09/12	700	700
0.060%, 01/11/12	12,000	11,999
0.200%, 01/18/12	12,000	11,995
0.080%, 01/25/12	12,000	11,998
FNMA, Ser 1
0.400%, 11/01/11 (A)	5,850	5,849
Total U.S. Government Agency Obligations (Cost $585,894) ($ Thousands)		585,894

U.S. TREASURY OBLIGATIONS — 3.8%
U.S. Treasury Notes
4.500%, 03/31/12	7,500	7,637
1.000%, 04/30/12	36,000	36,161
4.625%, 07/31/12	2,500	2,584
Total U.S. Treasury Obligations (Cost $46,382) ($ Thousands)		46,382

REPURCHASE AGREEMENTS (C) — 49.4%
Barclays Capital
0.100%, dated 10/18/11, to be repurchased on 11/18/11, repurchase price $27,002.325 (collateralized by FHLMC obligation, par value $27,362,000, 1.000%, 08/14/20, with total market value $27,540,096) (D)	27,000	27,000
Barclays Capital
0.110%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $100,000,306 (collateralized by various FHLB/FHLMC obligations, ranging in par value $4,912,000- $87,940,000, 0.375%-2.000%, 11/30/12-08/25/16, with total market value $102,000,888)	100,000	100,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Government Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas
0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $52,000, 188 (collateralized by various corporate obligations*, ranging in par value $23,337,962- $28,990,340, 2.125%-2.125%, 06/22/12-12/26/12, with total market value $53,560,001)	$52,000	$52,000
BNP Paribas
0.100%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $100,000,278 (collateralized by various TVA/Resolution Funding obligations, ranging in par value $20,000-$177,210,000, 4.750%-8.625%, 08/01/13-06/30/38, with total market value $102,000,665)	100,000	100,000
Credit Suisse
0.120%, dated 10/31/11, to be repurchased on 01/23/12, repurchase price $14,003,873 (collateralized by various Resolution Funding obligations, ranging in par value $500,000- $27,860,000, 0.000%-0.000%, 10/15/28-04/15/30, with total market value $14,281,356)(D)	14,000	14,000
Deutsche Bank
0.110%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $100,000,306 (collateralized by various FHLMC/FNMA obligations, ranging in par value $9,761,000- $21,300,000, 0.000%-7.125%, 04/02/14-05/24/30, with total market value $102,000,254)	100,000	100,000
Goldman Sachs
0.100%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $100,000,278 (collateralized by FNMA, ranging in par value $68,818,000, 7.125%, 01/15/30, with total market value $102,001,294)	100,000	100,000
UBS
0.080%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $54,806,122 (collateralized by U.S. Treasury Bills, par value $55,915,500, 0.000%, 04/26/12, with total market value $55.902.165)	54,806	54,806

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.140%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $52,000,202 (collateralized by various corporate obligations*, ranging in par value $400,000- $15,201,000, 0.564%-3.250%, 11/16/11-12/07/12, with total market value $53,560,001)	$52,000	$52,000
Total Repurchase Agreements (Cost $599,806) ($ Thousands)		599,806
Total Investments — 101.4% (Cost $1,232,082)($ Thousands) †		$1,232,082

*	A summary of the coproate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2011, is as follows:

Counterparty	Corporate Obligations††	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	JPMorgan Chase	2.125%	06/22/12	$28,990
	JPMorgan Chase	2.125	12/26/12	23,338
UBS	American Express Bank	3.150	12/09/11	7,842
	Bank of the West	2.150	03/27/12	1,379
	GE Capital	1.266	12/09/11	2,540
	GE Capital	0.564	12/07/12	400
	GE Capital	2.000	09/28/12	2,052
	GE Capital	0.838	06/01/12	9,000
	Goldman Sachs Group	0.499	03/15/12	4,000
	Morgan Stanley	1.106	12/01/11	520
	Regions Bank	3.250	12/09/11	15,201
	Suntrust Bank	3.000	11/16/11	10,000

††	Insured through FDIC

Percentages are based on Net Assets of $1,215,276 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

(D)	Security considered illiquid. The total value of such securities as of October 31, 2011 was $41,000 ($ Thousands) and represented 3.37% of Net Assets.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

TVA — Tennessee Valley Authority

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Government II Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 64.8%
FFCB
0.339%, 11/01/11 (A)	$3,754	$3,759
0.500%, 11/01/11 (A)	2,000	2,002
0.229%, 11/01/11 (A)	15,000	14,999
0.209%, 11/01/11 (A)	7,000	6,998
0.210%, 11/01/11 (A)	11,000	11,000
0.260%, 11/05/11 (A)	540	540
0.219%, 11/07/11 (A)	13,000	12,999
0.262%, 11/10/11 (A)	14,500	14,497
0.263%, 11/12/11 (A)	1,162	1,163
0.253%, 11/13/11 (A)	775	775
0.263%, 11/13/11 (A)	8,274	8,276
0.183%, 11/17/11 (A)	500	500
0.234%, 11/19/11 (A)	1,000	1,000
0.275%, 11/20/11 (A)	2,505	2,506
0.225%, 11/21/11 (A)	13,000	12,999
0.215%, 11/24/11 to 11/27/11 (A)	9,180	9,180
0.175%, 11/26/11 (A)	5,000	4,999
0.245%, 11/27/11 (A)	2,000	2,000
0.236%, 11/28/11 (A)	13,000	13,000
0.196%, 11/29/11 (A)	7,170	7,168
0.950%, 02/10/12 to 03/05/12	3,728	3,738
0.280%, 03/16/12	9,000	9,004
0.230%, 03/23/12	2,000	2,001
2.250%, 04/24/12	2,758	2,786
FFCB DN (B)
0.010%, 11/01/11 to 11/03/11	41,814	41,814
0.165%, 11/21/11	3,600	3,600
0.130%, 11/28/11	10,000	9,999
0.170%, 01/30/12 to 02/06/12	20,000	19,991
0.115%, 03/27/12	5,427	5,424
0.150%, 07/05/12	8,000	7,992
FFCB, Ser 1 (A)
0.223%, 11/13/11	6,000	6,000
0.175%, 11/27/11	14,000	13,998
0.265%, 12/22/11	5,000	5,000
0.363%, 01/25/12	1,848	1,848
FHLB
0.155%, 11/10/11 (A)	2,500	2,500
0.193%, 11/13/11 (A)	7,000	6,999
0.260%, 11/17/11	10,000	10,000
0.195%, 11/23/11 (A)	2,750	2,749
0.785%, 11/25/11	8,000	8,002
0.195%, 11/26/11 (A)	9,000	8,998
0.320%, 12/09/11	350	350
0.100%, 01/19/12	475	475
0.290%, 01/20/12 (A)	14,000	14,000
0.130%, 01/23/12 to 02/15/12	57,000	56,996
0.120%, 03/02/12	9,000	8,998
0.150%, 04/16/12	7,760	7,759
FHLB DN (B)
0.000%, 11/01/11	26,000	26,000
0.057%, 11/04/11	7,900	7,900
0.005%, 11/09/11	9,700	9,700
0.070%, 11/14/11	38,200	38,199
0.150%, 11/15/11	28,000	27,998
0.050%, 11/16/11	25,000	24,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.055%, 11/18/11	$12,000	$12,000
0.124%, 12/07/11	23,408	23,405
0.040%, 12/09/11 to 12/16/11	22,000	21,999
0.097%, 01/06/12	30,000	29,995
0.083%, 01/18/12	70,700	70,687
0.190%, 01/20/12	8,682	8,678
0.100%, 02/03/12 to 03/02/12	47,000	46,987
0.109%, 02/10/12	26,000	25,992
0.118%, 03/01/12	21,000	20,992
0.085%, 03/23/12	1,500	1,499
0.095%, 04/09/12	14,500	14,494
0.120%, 04/23/12	750	750
FHLB, Ser 1
0.195%, 11/25/11 (A)	3,700	3,699
0.150%, 04/16/12	4,310	4,310
TVA DN
0.000%, 11/03/11 (B)	13,000	13,000
Total U.S. Government Agency Obligations (Cost $824,664) ($ Thousands)		824,664

U.S. TREASURY OBLIGATIONS — 34.7%
U.S. Treasury Bills (B)
0.000%, 11/03/11	170,746	170,746
0.007%, 11/10/11	143,600	143,600
0.025%, 01/05/12	40,500	40,498
U.S. Treasury Notes
1.125%, 01/15/12	32,000	32,070
4.750%, 01/31/12	4,300	4,350
0.875%, 02/29/12	9,450	9,473
4.500%, 03/31/12	11,300	11,506
1.375%, 04/15/12	6,400	6,438
1.000%, 04/30/12	23,500	23,602
Total U.S. Treasury Obligations (Cost $442,283) ($ Thousands)		442,283
Total Investments — 99.5% (Cost $1,266,947)($ Thousands) †		$1,266,947

Percentages are based on Net Assets of $1,272,724 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

TVA — Tennessee Valley Authority

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 37.6%
Australia & New Zealand Banking Group
0.250%, 01/25/12	$12,975	$12,967
BNZ International Funding
0.330%, 01/12/12	5,200	5,197
0.361%, 01/13/12	26,000	25,981
BP Capital Markets PLC
0.220%, 11/07/11	2,707	2,707
Bryant Park Funding LLC
0.170%, 11/04/11	17,478	17,478
0.164%, 11/21/11	65,316	65,310
Chariot Funding LLC
0.130%, 11/02/11	9,000	9,000
0.140%, 11/09/11 to 11/28/11	127,423	127,415
0.250%, 02/13/12	8,000	7,994
Coca-Cola
0.160%, 01/05/12	7,929	7,927
0.140%, 01/09/12	76,600	76,579
Commonwealth Bank of Australia
0.331%, 01/25/12	41,480	41,448
Credit Suisse
0.330%, 12/01/11	92,000	91,975
Danaher
0.120%, 11/21/11	47,000	46,997
DnB Bank
0.263%, 12/02/11	78,000	77,982
Fairway Finance LLC
0.150%, 11/08/11 to 11/18/11	40,700	40,698
0.160%, 11/14/11	7,600	7,600
FCAR Owner Trust
0.401%, 11/07/11	14,650	14,649
0.351%, 01/03/12 to 01/04/12	110,825	110,757
0.340%, 01/05/12	1,000	999
0.288%, 01/05/12	16,000	15,992
0.290%, 01/06/12	24,500	24,487
General Electric Capital
0.321%, 12/08/11 to 12/16/11	40,900	40,886
0.130%, 12/21/11	23,550	23,546
0.250%, 12/30/11	65,500	65,473
Govco LLC
0.170%, 11/02/11 to 11/08/11	67,500	67,500
0.300%, 12/16/11	23,000	22,991
HSBC USA
0.210%, 12/06/11	17,275	17,271
Jupiter Securitization LLC
0.140%, 11/03/11 to 11/09/11	46,820	46,820
Manhattan Asset Funding LLC
0.330%, 11/21/11	37,000	36,993
MetLife Short Term Funding LLC
0.180%, 11/16/11	11,305	11,304
0.310%, 12/05/11 to 12/07/11	69,606	69,585
0.240%, 12/19/11	5,000	4,998
0.330%, 01/03/12 to 01/09/12	90,157	90,101
0.340%, 01/17/12	5,000	4,996

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York Life Capital
0.130%, 12/13/11	$20,450	$20,447
0.180%, 12/19/11	2,511	2,510
Old Line Funding LLC
0.140%, 11/21/11	6,500	6,499
0.300%, 12/01/11	25,913	25,906
Procter & Gamble
0.150%, 04/04/12	8,000	7,995
Prudential PLC
0.400%, 12/07/11	10,581	10,577
Siemens Capital LLC
0.150%, 12/02/11	17,000	16,998
Straight-A Funding LLC
0.130%, 11/16/11	92,000	91,995
0.170%, 01/03/12	4,945	4,943
Thunder Bay Funding LLC
0.140%, 11/28/11	10,920	10,919
Toyota Motor Credit
0.290%, 12/01/11	71,382	71,365
0.270%, 12/20/11	20,475	20,467
0.280%, 12/22/11 to 02/01/12	39,900	39,874
Variable Funding Capital LLC
0.120%, 11/07/11	4,020	4,020
0.250%, 01/17/12	8,000	7,996
Victory Receivables
0.370%, 01/03/12 to 01/06/12	81,838	81,784
Westpac Banking
0.269%, 11/03/11 (C)	26,000	26,000
0.300%, 01/11/12	27,000	26,984

Total Commercial Paper (Cost $1,811,882) ($ Thousands)		1,811,882

CERTIFICATES OF DEPOSIT — 21.5%
Bank of Montreal
0.250%, 01/03/12	16,000	16,000
Bank of Nova Scotia
0.200%, 11/02/11	26,420	26,420
0.240%, 11/16/11	66,400	66,400
0.300%, 12/21/11	23,752	23,752
0.300%, 01/03/12	24,094	24,094
0.300%, 01/27/12	24,500	24,500
Bank of Tokyo-Mitsubishi
0.320%, 11/28/11	32,290	32,290
0.390%, 01/26/12	20,800	20,800
Barclays Bank PLC
0.340%, 11/17/11	26,977	26,977
0.350%, 11/30/11	40,075	40,075
0.390%, 01/03/12	38,660	38,660
Credit Suisse
0.626%, 12/01/11	2,100	2,100
0.420%, 01/23/12	24,000	24,000
DnB Bank
0.290%, 11/08/11	20,000	20,000
0.350%, 01/13/12	17,000	17,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

National Australia Bank
0.305%, 11/28/11	$31,000	$31,000
0.310%, 01/09/12	7,500	7,500
0.230%, 01/17/12	39,100	39,100
Nordea Bank Finland PLC
0.310%, 12/09/11	47,637	47,637
0.330%, 12/28/11	11,000	11,000
0.350%, 01/06/12	25,500	25,500
0.350%, 01/10/12	17,000	17,000
0.350%, 01/11/12	3,745	3,745
0.370%, 01/24/12	30,000	30,000
Skandinva Enskilda Bank
0.380%, 12/01/11	26,000	26,000
State Street Bank and Trust
0.250%, 12/08/11	32,000	32,000
Sumitomo Mitsui Bank
0.320%, 12/01/11	43,400	43,400
0.340%, 01/05/12	22,000	22,000
Svenska HandelsBanken
0.305%, 11/23/11	47,000	47,000
0.310%, 12/01/11	25,400	25,400
0.330%, 12/27/11	61,000	61,001
0.435%, 02/24/12	46,000	46,000
Toronto-Dominion Bank
0.150%, 01/24/12	40,000	40,000
0.380%, 04/30/12	20,000	20,000
UBS
0.293%, 11/14/11	24,000	24,000
0.350%, 12/02/11	32,000	32,000

Total Certificates of Deposit (Cost $1,034,351) ($ Thousands)		1,034,351

MUNICIPAL BONDS (C) — 2.1%

California — 0.2%
Southern California, Metropolitan Water District, Ser B-4, RB
0.110%, 11/02/11	8,200	8,200

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.180%, 11/02/11	1,825	1,825
0.220%, 11/02/11	100	100
0.220%, 11/02/11	900	900
0.160%, 11/02/11	3,050	3,050
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.180%, 11/02/11	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.160%, 11/02/11	3,955	3,955
Colorado State, Housing & Finance Authority, Ser C1, RB
0.200%, 11/02/11	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Housing & Finance Authority, Ser CL1, RB
0.220%, 11/02/11	$400	$400
Colorado State, Housing & Finance Authority, Ser I, RB
0.180%, 11/02/11	1,140	1,140

		16,035

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Ser D-3, RB
0.190%, 11/03/11	5,550	5,550
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.168%, 11/03/11	4,330	4,330

		9,880

Indiana — 0.0%
City of Rockport, Ser A, RB
0.150%, 11/02/11	1,500	1,500

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.170%, 11/03/11	900	900
Iowa State, Finance Authority, Ser C, RB
0.187%, 11/03/11	9,345	9,345
Iowa State, Finance Authority, Ser G, RB
0.190%, 11/03/11	410	410
Iowa State, Finance Authority, Ser M, RB
0.180%, 11/03/11	800	800

		11,455

Kentucky — 0.1%
Kentucky State, Housing Development Authority, Ser J, RB
0.420%, 11/03/11	250	250
Kentucky State, Housing Development Authority, Ser W, RB
0.420%, 11/02/11	1,440	1,440

		1,690

Massachusetts — 0.1%
Simmons College, RB
0.170%, 11/03/11	2,905	2,905

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.220%, 11/03/11	195	195

2	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.150%, 11/02/11	$2,945	$2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.178%, 11/03/11	3,600	3,600

Texas — 0.6%
Texas State, GO
0.200%, 11/01/11	3,555	3,555
0.200%, 11/01/11	4,290	4,290
0.198%, 11/01/11	4,155	4,155
0.150%, 11/02/11	1,150	1,150
Texas State, Ser A, GO
0.200%, 11/01/11	3,955	3,955
Texas State, Ser A-2, GO
0.158%, 11/02/11	400	400
Texas State, Ser B, GO
0.180%, 11/03/11	585	585
Texas State, Ser B2, GO
0.148%, 11/02/11	1,000	1,000
Texas State, Ser C, GO
0.150%, 11/02/11	9,445	9,445
Texas State, Ser I, GO
0.148%, 11/02/11	2,395	2,395

		30,930

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.100%, 11/02/11	8,300	8,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.178%, 11/03/11	990	990
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.740%, 11/02/11	220	220
0.750%, 11/02/11	1,050	1,050

		10,560

Total Municipal Bonds (Cost $99,895) ($ Thousands)		99,895

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FFCB
0.262%, 11/10/11 (C)	10,000	9,998
FFCB DN
0.150%, 07/05/12 (A)	7,000	6,993
FHLB
0.130%, 02/24/12	13,500	13,499

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA (C)
0.310%, 11/01/11	$11,000	$10,996
0.275%, 11/20/11	8,000	7,998
FNMA, Ser 1
0.400%, 11/01/11 (C)	22,900	22,895

Total U.S. Government Agency Obligations (Cost $72,379) ($ Thousands)		72,379

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes
1.000%, 04/30/12	22,000	22,096
4.625%, 07/31/12	23,335	24,117

Total U.S. Treasury Obligations (Cost $46,213) ($ Thousands)		46,213

CORPORATE OBLIGATIONS — 0.3%
General Electric Capital MTN
5.000%, 11/15/11	15,000	15,026
JPMorgan Chase
4.500%, 01/15/12	912	920

Total Corporate Obligations (Cost $15,946) ($ Thousands)		15,946

REPURCHASE AGREEMENTS (D) — 36.1%
Barclays Capital
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $232,000,773 (collateralized by various FNMA obligations, ranging in par value $9,430,684-$155,000,000, 4.000%-5.000%, 09/01/40- 09/01/41, with total market value $236,640,000)	232,000	232,000
Barclays Capital
0.100%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $239,446,665 (collateralized by U.S. Treasury Bonds, par value $212,145,200, 1.250%, 07/15/20, with total market value $244,235,030)	239,446	239,446
BNP Paribas
0.190%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $29,000,153 (collateralized by various corporate obligations*, ranging in par value $2,225,705- $9,250,000, 6.500%-9.700%, 04/15/14-11/10/18, with total market value $30,450,001)	29,000	29,000

3	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $332,001,107 (collateralized by various FNMA obligations, ranging in par value $1,426,693-$12,776,849, 3.500%-6.000%, 05/01/21- 09/01/41, with total market value $338,641,129)	$332,000	$332,000
JPMorgan Chase
0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $73,000,466 (collateralized by various corporate obligations*, ranging in par value $16,000-$13,593,000, 3.631%-8.500%, 03/15/12- 04/12/21, with total market value $76,650,148)	73,000	73,000
JPMorgan Chase
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $432,001,440 (collateralized by various FNMA obligations, ranging in par value $25,198,377-$71,530,000, 3.000%-3.280%, 12/01/40- 03/01/41, with total market value $440,640,049)	432,000	432,000
Morgan Stanley
0.110%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $132,000,403 (collateralized by various FNMA obligations, ranging in par value $273,277-$100,540,805, 1.657%-6.305%, 03/01/28- 09/01/41, with total market value $134,640,000)	132,000	132,000
UBS
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $270,411,901 (collateralized by various FHLMC/FNMA obligations, ranging in par value $3,196,258- $100,000,000, 3.000%-7.000%, 10/01/21-10/01/41, with total market value $275,819,220)	270,411	270,411
Total Repurchase Agreements (Cost $1,739,857) ($ Thousands)		1,739,857
Total Investments — 100.0% (Cost $4,820,523)($ Thousands) †		$4,820,523
*	A summary of the coproate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2011, is as follows:

Counterparty	Corporate Obligations	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	Altria Group	9.700%	11/10/18	$5,900
	International Steel Group	6.500	04/15/14	9,250
	Kraft Foods	6.500	08/11/17	2,226
	Republic of Columbia	7.375	01/27/17	8,000
JPMorgan Chase	American Tower	5.050	09/01/20	504
	Anadarko Petroleum	5.750	06/15/14	1,570
	Anadarko Petroleum	8.700	03/15/19	2,300
	Boston Scientific	6.400	06/15/16	5,750
	Boston Scientific	4.500	01/15/15	6,000
	Boston Scientific	5.450	06/15/14	327
	Embarq	7.082	06/01/16	16
	Embarq	6.738	06/01/13	1,978
	Entertainment Properties	7.750	07/15/20	3,650
	Expedia	8.500	07/01/16	1,000
	Federated Retail Holdings	5.350	03/15/12	112
	Gap	5.950	04/12/21	305
	International Lease Finance	6.750	09/01/16	12,945
	Owens Corning	6.500	12/01/16	2,740
	QVC Network	7.125	04/15/17	1,385
	QVC Network	7.500	10/01/19	945
	Qwest Communications	7.500	02/15/14	530
	Qwest Communications	8.000	10/01/15	82
	SLM	3.631	01/27/14	500
	SLM	5.050	11/14/14	2,835
	SLM	5.375	05/15/14	3,162
	Southern Natural Gas	5.900	04/01/17	13,593
	Tennessee Gas Pipeline	7.500	04/01/17	7,361

Percentages	are based on Net Assets of $4,820,892 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The demand and interest rate reset features give this security a shorter effective maturity date.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Treasury Fund

October 31, 2011

Description	Face Amount ($Thousands)	Value ($Thousands)

U.S. TREASURY OBLIGATIONS — 32.6%
U.S. Treasury Bills (A)
0.120%, 02/02/12	$15,000	$14,995
0.070%, 03/08/12	5,000	4,999
0.100%, 05/03/12	4,330	4,328
U.S. Treasury Notes
1.000%, 12/31/11 to 04/30/12	56,000	56,199
1.125%, 01/15/12	2,000	2,004
4.750%, 01/31/12	2,000	2,023
0.875%, 01/31/12	22,000	22,046
1.375%, 02/15/12 to 05/15/12	7,702	7,744
4.875%, 02/15/12	28,900	29,301
4.500%, 03/31/12 to 04/30/12	11,585	11,812
0.750%, 05/31/12	27,180	27,283
4.625%, 07/31/12	6,500	6,718

Total U.S. Treasury Obligations (Cost $189,452) ($ Thousands)		189,452

REPURCHASE AGREEMENTS (B) — 70.2%
Barclays Capital
0.070%, dated 10/24/11, to be repurchased on 11/28/11, repurchase price $8,500,578 (collateralized by various U.S. Treasury obligations, ranging in par value $60,000-$199,300, 1.750%-9.125%, 05/15/18-02/15/21, with total market value $8,670,033) (C)	8,500	8,500
Barclays Capital
0.100%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $30,790,086 (collateralized by U.S. Treasury Bonds, par value $22,181,600, 2.375%, 01/15/27, with total market value $31,405,892)	30,790	30,790
BNP Paribas
0.080%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $93,000,207 (collateralized by U.S. Treasury Bonds, par value $71,177,200, 2.125%, 02/15/41, with total market value $94,860,078)	93,000	93,000
Credit Suisse
0.080%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $93,000,207 (collateralized by U.S. Treasury Notes, par value $89,710,000, 2.375%, 05/31/18, with total market value $94,861,887)	93,000	93,000

Description	Face Amount ($Thousands)	Value ($Thousands)

Deutsche Bank
0.100%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $92,000,256 (collateralized by U.S. Treasury Notes, par value $91,744,100, 1.250%, 02/15/14, with total market value $93,840,039)	$92,000	$92,000
JPMorgan Chase
0.080%, dated 10/31/11, to be repurchased on 01/17/12, repurchase price $16,002,738 (collateralized by U.S. Treasury Notes, par value $15,335,000, 2.625%, 04/30/18, with total market value $16,322,268) (C)	16,000	16,000
JPMorgan Chase
0.080%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $75,000,167 (collateralized by U.S. Treasury Notes, par value $72,180,000, 2.125%, 12/13/15, with total market value $76,504,489)	75,000	75,000

Total Repurchase Agreements (Cost $408,290) ($ Thousands)		408,290

Total Investments — 102.8% (Cost $597,742)($ Thousands) †		$597,742

Percentages are based on Net Assets of $581,459 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Security considered illiquid. The total value of such securities as of October 31, 2011 was $24,500 ($ Thousands) and represented 4.21% of Net Assets.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2011, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Treasury II Fund

October 31, 2011

Description	Face Amount ($Thousands)	Value ($Thousands)

U.S. TREASURY OBLIGATIONS — 96.5%
U.S. Treasury Bills (A)
0.006%, 11/03/11	$247,109	$247,109
0.007%, 11/10/11	75,750	75,750
0.160%, 11/17/11	1,000	1,000
0.030%, 01/05/12	21,500	21,499
0.102%, 01/12/12	16,500	16,497
0.123%, 02/02/12	16,000	15,995
0.070%, 03/08/12	6,000	5,998
0.100%, 05/03/12	1,620	1,619
U.S. Treasury Notes
1.750%, 11/15/11	6,000	6,003
0.750%, 11/30/11 to 05/31/12	80,700	80,797
4.500%, 11/30/11 to 04/30/12	11,730	11,946
1.000%, 12/31/11 to 04/30/12	64,000	64,189
1.125%, 01/15/12	8,000	8,018
4.750%, 01/31/12	20,800	21,043
0.875%, 01/31/12 to 02/29/12	21,000	21,050
1.375%, 02/15/12 to 05/15/12	13,960	14,038
4.875%, 02/15/12	21,700	22,001
4.625%, 07/31/12	6,000	6,201

Total U.S. Treasury Obligations (Cost $640,753) ($ Thousands)		640,753

Total Investments — 96.5% (Cost $640,753)($ Thousands) †		$640,753

Percentages are based on Net Assets of $664,116 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2011, all of the Fund’s investments are Level 2 in accordance with

ASC 820.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 66.6%

Agency Mortgage-Backed Obligations — 66.6%
FHLMC
6.000%, 06/01/21	$900	$983
4.500%, 07/01/23	6	7
3.500%, 12/01/40 to 11/01/41	3,000	3,045
2.631%, 06/01/24 (A)	50	50
2.567%, 06/01/24 (A)	105	106
2.500%, 01/01/18 (A)	24	25
2.475%, 04/01/22 (A)	26	26
2.470%, 03/01/19 (A)	19	19
2.459%, 06/01/17 (A)	24	25
2.449%, 05/01/24 (A)	57	57
2.447%, 12/01/23 (A)	1,948	2,051
2.435%, 04/01/19 to 05/01/19 (A)	43	44
2.427%, 07/01/20 (A)	4	4
2.424%, 07/01/24 (A)	19	20
2.385%, 02/01/19 (A)	24	24
2.375%, 09/01/18 to 11/01/20 (A)	19	19
2.359%, 12/01/23 (A)	98	99
2.352%, 04/01/29 (A)	89	91
2.250%, 02/01/16 to 03/01/19 (A)	46	48
2.242%, 04/01/29 (A)	39	40
2.125%, 07/01/18 to 08/01/18 (A)	16	16
2.000%, 01/01/17 to 07/01/18 (A)	28	30
1.750%, 02/01/16 to 03/01/17 (A)	21	22
1.625%, 07/01/16 (A)	5	5
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	683	824
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	136	138
FHLMC REMIC, Ser 2004-2805, Cl DG
4.500%, 04/15/17	64	64
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	106	107
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	2,947	3,064
FHLMC REMIC, Ser 2005-3022, Cl MB
5.000%, 12/15/28	644	651
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	4,000	4,326
FHLMC REMIC, Ser 2006-3148, Cl CF
0.643%, 02/15/34 (A)	1,532	1,530
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	13,451	14,683
FHLMC REMIC, Ser 3153, Cl FX
0.593%, 05/15/36 (A)	477	475
FHLMC TBA
3.500%, 10/15/41	46,000	46,707

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA
7.000%, 06/01/37	$57	$65
6.500%, 05/01/26 to 09/01/36	1,348	1,500
6.442%, 04/01/14	3,711	3,909
6.000%, 02/01/23 to 09/01/24	15,327	16,669
5.500%, 06/01/16 to 12/01/25	4,475	4,865
5.300%, 07/01/19	1,325	1,481
5.140%, 11/01/15	3,223	3,549
5.090%, 11/01/15	4,106	4,518
5.000%, 03/01/19 to 04/01/41	7,293	7,866
4.974%, 12/01/13	1,400	1,489
4.959%, 02/01/13	58	59
4.835%, 11/01/12	987	1,005
4.830%, 02/01/13	2,167	2,227
4.771%, 09/01/15	7,018	7,748
4.767%, 04/01/13	105	108
4.100%, 07/01/13	926	959
3.580%, 10/01/16	2,409	2,561
2.990%, 10/01/17	3,446	3,577
2.738%, 12/01/29 (A)	127	128
2.630%, 09/01/17	22,828	23,371
2.431%, 08/01/29 (A)	483	508
2.281%, 09/01/25 (A)	103	107
2.202%, 02/01/27 (A)	98	101
2.144%, 09/01/24 (A)	729	756
2.109%, 05/01/28 (A)	644	670
2.032%, 08/01/27 (A)	427	429
FNMA REMIC, Ser 1992-61, Cl FA
0.900%, 10/25/22 (A)	127	128
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	51	55
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	26	29
FNMA REMIC, Ser 1994-77, Cl FB
1.750%, 04/25/24 (A)	11	11
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	116	124
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	628	660
FNMA REMIC, Ser 2002-53, Cl FK
0.645%, 04/25/32 (A)	216	216
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	606	639
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	1,628	1,656
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	55	56
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	73	73
FNMA REMIC, Ser 2006-76, Cl QF
0.645%, 08/25/36 (A)	2,475	2,471
FNMA REMIC, Ser 2006-79, Cl DF
0.595%, 08/25/36 (A)	2,193	2,192
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	3,794	4,203
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	9,651	10,677

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	$10,082	$11,002
FNMA,REMIC, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,091
FNMA TBA
6.000%, 11/01/37	163,000	178,612
5.500%, 11/01/37	31,000	33,625
3.500%, 11/01/40	13,000	13,506
GNMA
6.500%, 04/15/17 to 02/20/39	2,322	2,611
6.000%, 06/15/16 to 09/15/19	398	436
5.500%, 10/15/34 to 02/15/41	29,297	32,547
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.007%, 09/16/35 (A)	173	36
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	864	874

Total Mortgage-Backed Securities (Cost $473,557) ($ Thousands)		480,180

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.6%
FHLB
3.250%, 09/12/14	9,915	10,587
2.750%, 03/13/15	4,440	4,721
FHLMC
2.500%, 04/23/14	50,024	52,393
FNMA
5.000%, 03/15/16	18,352	21,393
3.000%, 09/16/14	2,220	2,372
2.750%, 03/13/14	35,520	37,416
0.750%, 02/26/13	12,580	12,654
Total U.S. Government Agency Obligations (Cost $136,536) ($ Thousands)		141,536

U.S. TREASURY OBLIGATIONS — 15.3%
U.S. Treasury Notes
3.875%, 02/15/13	88,000	92,163
2.625%, 11/15/20	17,436	18,290
Total U.S. Treasury Obligations (Cost $108,474) ($ Thousands)		110,453

REPURCHASE AGREEMENTS (B) — 39.4%
BNP Paribas
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $191,700,639 (collateralized by various GNMA obligations, ranging in par value $13,997,856-$100,000,000, 3.500%-6.000%, 08/15/39- 10/20/41, with total market value $195,534,000)	191,700	191,700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $92,300,308 (collateralized by various FHLMC/FNMA obligations, ranging in par value $1,650,000- $249,727,137, 1.875%-4.766%, 01/01/23-10/01/41, with total market value $94,150,413)	$92,300	$92,300
Total Repurchase Agreements (Cost $284,000) ($ Thousands)		284,000
Total Investments — 140.9% (Cost $1,002,567)($ Thousands) †		$1,016,169

Futures - A summary of the open futures contracts held by the Fund at October 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(198)	Dec-2011	$(116)
U.S. 2-Year Treasury Note	578	Jan-2012	(119)
U.S. 5-Year Treasury Note	(550)	Dec-2011	(309)

			$(544)

For the period ended October 31 ,2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $721,408 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

2	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2011

†	At October 31 2011, the tax basis cost of the Fund’s Investments was $1,002,567
($ Thousands), and the unrealized appreciation and depreciation were $14,069 ($ Thousands) and ($467) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$480,180	$—	$480,180
U.S. Government Agency Obligations	—	141,536	—	141,536
U.S. Treasury Obligations	—	110,453	—	110,453
Repurchase Agreements	—	284,000	—	284,000

Total	$—	$1,016,169	$—	$1,016,169

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(544)	$—	$—	$(544)

*	Other Financial Instruments are valued at the unrealized depreciation on the instrument.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 88.9%

Agency Mortgage-Backed Obligations — 88.9%
FHLMC
6.500%, 01/01/18 to 12/01/32	$226	$254
6.000%, 09/01/24	733	803
5.500%, 06/01/19 to 12/01/20	434	471
3.500%, 09/01/40 to 10/01/41	5,000	5,078
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	9	10
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	138	143
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	78	79
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,780	2,961
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	67	67
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	538	550
FHLMC REMIC, Ser 2004-2802, Cl PF
0.643%, 09/15/33 (A)	613	614
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,300	1,406
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	40	40
FNMA
6.500%, 03/01/33 to 10/01/34	147	165
6.450%, 10/01/18	509	584
6.000%, 02/01/23	468	509
5.931%, 02/01/12	254	254
5.680%, 06/01/17	535	596
5.626%, 12/01/11	345	344
5.500%, 03/01/14 to 12/01/25	2,552	2,780
5.034%, 08/01/15	371	407
5.000%, 02/01/13 to 04/01/41	3,128	3,360
4.959%, 02/01/13	150	154
4.771%, 09/01/15	1,228	1,356
4.360%, 12/01/15	976	1,051
3.790%, 07/01/13	1,007	1,040
2.990%, 10/01/17	3,249	3,373
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	163	175
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	407	414
FNMA REMIC, Ser 2006-79, Cl DF
0.595%, 08/25/36 (A)	387	387
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	660	731
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	987	1,092
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	1,167	1,273
FNMA REMIC, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,394

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA TBA
6.000%, 11/01/37	$5,300	$5,808
5.500%, 11/01/37	400	434
GNMA
8.750%, 07/20/17 to 07/20/17	8	8
8.500%, 11/20/16 to 08/20/17	33	36
7.500%, 11/15/25 to 03/15/27	28	32
6.000%, 09/15/24	635	714
5.500%, 06/15/38 to 01/15/39	4,135	4,593
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	210	212

Total Mortgage-Backed Securities (Cost $46,410) ($ Thousands)		47,752

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
FHLB
2.750%, 03/13/15	1,500	1,595
FNMA
2.750%, 03/13/14	2,050	2,159

Total U.S. Government Agency Obligations (Cost $3,609) ($ Thousands)		3,754

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Notes
2.250%, 05/31/14 (C)	1,300	1,363
0.750%, 06/15/14	500	505

Total U.S. Treasury Obligations (Cost $1,823) ($ Thousands)		1,868

ASSET-BACKED SECURITY — 1.0%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	480	510

Total Asset-Backed Security (Cost $480) ($ Thousands)		510

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (B) — 10.0%
BNP Paribas
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $5,400,018 (collateralized by various GNMA obligations, ranging in par value $1,398,432-$5,066,448, 4.000%- 5.000%, 06/20/039-07/15/41, with total market value $5,508,001)	$5,400	$5,400

Total Repurchase Agreement (Cost $5,400) ($ Thousands)		5,400

Total Investments — 110.4% (Cost $57,722)($ Thousands) †		$59,284

Futures - A summary of the open futures contracts held by the Fund at October 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(12)	Dec -2011	$(6)
U.S. 2-Year Treasury Note	(8)	Jan-2012	2
U.S. 5-Year Treasury Note	192	Decl-2011	63

			$59

For the period ended October 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $53,718 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2011, the tax basis cost of the Fund’s Investments was $57,722 ($ Thousands), and the unrealized appreciation and depreciation were $1,607 ($ Thousands) and ($45) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$47,752	$—	$47,752
U.S. Government Agency Obligations	—	3,754	—	3,754
U.S. Treasury Obligations	—	1,868	—	1,868
Asset-Backed Security	—	510	—	510
Repurchase Agreement	—	5,400	—	5,400

Total	$—	$59,284	$—	$59,284

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$59	$—	$—	$59

*	Other Financial Instruments are valued at the unrealized appreciation on the instrument.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

GNMA Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 100.9%

Agency Mortgage-Backed Obligations — 100.9%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.907%, 06/15/36 (A)	$557	$74
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.377%, 07/15/36 (A)	1,105	175
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.187%, 02/15/37 (A)	3,798	500
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.207%, 04/15/37 (A)	3,492	503
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.207%, 02/15/40 (A)	15,424	2,216
FNMA
8.000%, 09/01/14 to 09/01/28	82	95
7.000%, 08/01/29 to 09/01/32	276	318
6.500%, 09/01/32	124	139
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	27	30
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	53	59
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,153	1,243
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.165%, 03/25/37 (A)	8,405	1,250
GNMA
10.000%, 05/15/16 to 09/15/19	16	17
9.500%, 11/15/16 to 11/15/20	47	54
9.000%, 12/15/17 to 05/15/22	123	140
8.500%, 10/15/16 to 06/15/17	38	40
8.000%, 04/15/17 to 03/15/32	579	645
7.750%, 10/15/26	42	49
7.500%, 02/15/27 to 10/15/35	341	399
7.250%, 01/15/28	120	140
7.000%, 04/15/19 to 06/20/38	5,320	6,174
6.750%, 11/15/27	46	54
6.500%, 02/15/13 to 05/15/40	5,501	6,243
6.000%, 07/15/24 to 10/15/39	3,709	4,167
5.500%, 01/15/33 to 03/15/41	26,841	29,895
5.000%, 04/15/33 to 06/15/40	24,772	27,395
4.500%, 08/15/33 to 10/15/40	4,176	4,554
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	771	884
GNMA REMIC, Ser 2003-9, Cl Z
5.500%, 01/20/33	2,486	2,816
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	3,696	398
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.007%, 09/16/35 (A)	4,334	905

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	$2,700	$3,068
GNMA TBA
6.500%, 11/01/33	700	787
6.000%, 11/01/33	16,200	18,098
5.500%, 11/01/33	3,000	3,330
5.000%, 11/01/39 (C)	15,100	16,593
4.500%, 11/22/33	47,900	52,061
4.000%, 11/01/35 to 11/01/39	37,900	40,423
3.500%, 11/15/40	16,000	16,577
Total Mortgage-Backed Securities (Cost $232,963) ($ Thousands)		242,508

REPURCHASE AGREEMENTS (B) — 63.2%
BNP Paribas
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $60,000,200 (collateralized by various GNMA obligations, ranging in par value $13,877,229-$86,340,802, 4.500%-5.500%, 01/20/39- 07/15/41, with total market value $61,200,000)	60,000	60,000
JPMorgan Chase
0.120%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $32,700,109 (collateralized by various FNMA obligations, ranging in par value $8,155,000-$16,000,000, 4.500%- 5.000%, 06/01/39-05/01/41, with total market value $33,358,851)	32,700	32,700
UBS
0.110%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $59,200,181 (collateralized by various FHLMC/FNMA obligations, ranging in par value $34,845-$66,450,048, 4.500%, 08/01/40-08/01/41, with total market value $60,384,000)	59,200	59,200

Total Repurchase Agreements (Cost $151,900) ($ Thousands)		151,900

Total Investments — 164.1% (Cost $384,863)($ Thousands) †		$394,408

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

GNMA Fund

October 31, 2011

Futures - A summary of the open futures contracts held by the Fund at October 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	18	Dec-2011	$7
U.S. 2-Year Treasury Note	(57)	Jan-2012	13
U.S. 5-Year Treasury Note	(21)	Dec-2011	(12)

			$8

For the period ended October 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $240,334 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2011, the tax basis cost of the Fund’s Investments was $384,863 ($ Thousands), and the unrealized appreciation and depreciation were $10,076 ($ Thousands) and ($531) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$242,508	$—	$242,508
Repurchase Agreements	—	151,900	—	151,900

Total	$—	$394,408	$—	$394,408

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$8	$—	$—	$8

*	Other Financial Instruments are valued at the unrealized appreciation on the instrument.

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2011, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 34.1%

Banks — 6.6%
ANZ National International
2.375%, 12/21/12 (A)	$342	$346
Bank of Montreal
2.125%, 06/28/13	504	515
Bank of America MTN
1.673%, 01/30/14 (B)	1,000	948
Bank of Montreal MTN
0.723%, 04/29/14 (B)	500	499
Bank of Nova Scotia
2.375%, 12/17/13	447	461
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	336	340
BB&T
1.125%, 04/28/14 (B)	525	522
BB&T MTN
3.375%, 09/25/13	629	653
BNP Paribas MTN
2.125%, 12/21/12	546	540
BPCE
2.375%, 10/04/13 (A)	504	497
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	703	707
Danske Bank MTN
1.451%, 04/14/14 (A)(B)	1,050	1,009
Deutsche Bank
2.375%, 01/11/13	315	315
HSBC Bank PLC
1.203%, 01/17/14 (A)(B)	923	915
ING Bank
2.650%, 01/14/13 (A)	525	524
2.000%, 10/18/13 (A)	629	620
Nordea Bank
1.750%, 10/04/13 (A)	629	626
Royal Bank of Canada MTN
0.703%, 04/17/14 (B)	1,000	993
Royal Bank of Scotland PLC
3.400%, 08/23/13	839	834
Societe Generale
2.200%, 09/14/13 (A)	525	503
Societe Generale MTN
1.441%, 04/11/14 (A)(B)	350	319
Standard Chartered PLC
1.231%, 05/12/14 (A)(B)	1,000	991
State Street
0.683%, 03/07/14 (B)	715	711
Swedbank Hypotek
0.813%, 03/28/14 (A)(B)	1,400	1,402
Toronto-Dominion Bank
0.701%, 07/14/14 (B)	620	619
Wachovia MTN
5.500%, 05/01/13	734	780
		17,189

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Consumer Products — 0.8%
Comcast Cable Holdings LLC
9.800%, 02/01/12	$1,000	$1,021
DIRECTV Holdings LLC
3.500%, 03/01/16	465	484
President and Fellows of Harvard College
3.700%, 04/01/13	556	578
		2,083

Energy — 0.6%
BP Capital Markets PLC
5.250%, 11/07/13	525	568
0.937%, 03/11/14 (B)	1,000	1,001
		1,569

Financial Services — 10.2%
Ally Financial
0.350%, 12/19/12 (B)	734	735
American Express Credit
1.208%, 06/24/14 (B)	1,500	1,469
American Honda Finance
1.850%, 09/19/14 (A)	1,500	1,518
Caterpillar Financial Services
0.662%, 04/01/14 (B)	850	849
Caterpillar Financial Services MTN
1.900%, 12/17/12	350	354
Citigroup
5.125%, 05/05/14	839	879
1.302%, 04/01/14 (B)	1,250	1,204
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	531	537
2.250%, 01/10/14 (A)	135	136
General Electric Capital
1.234%, 01/07/14 (B)	420	415
General Electric Capital MTN
2.625%, 12/28/12	2,000	2,054
2.125%, 12/21/12	9,881	10,088
1.142%, 05/09/16 (B)	1,000	951
0.353%, 12/21/12 (B)	713	714
John Deere Capital MTN
1.875%, 06/17/13	420	430
0.553%, 07/15/13 (B)	655	654
Kimco Realty‡
6.000%, 11/30/12	734	763
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	202	202
NCUA Guaranteed Notes
0.263%, 06/12/13 (B)	530	530
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	122	124
Toyota Motor Credit MTN
1.375%, 08/12/13	839	850
Ventas Realty
3.125%, 11/30/15	519	513

1	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Volkswagen International Finance
0.984%, 04/01/14 (A)(B)	$850	$852
		26,821

Food, Beverage & Tobacco — 2.5%
Anheuser-Busch InBev Worldwide
0.972%, 01/27/14 (B)	986	987
0.606%, 07/14/14 (B)	1,200	1,197
Coca-Cola Enterprises
0.593%, 02/18/14 (B)	1,049	1,049
Dr Pepper Snapple Group
1.700%, 12/21/11	420	421
General Mills
5.250%, 08/15/13	776	833
Kraft Foods
5.625%, 11/01/11	54	54
2.625%, 05/08/13	311	317
PepsiCo
0.800%, 08/25/14	595	594
Philip Morris International
2.500%, 05/16/16	1,000	1,040
		6,492

Health Care — 1.6%
AmerisourceBergen
5.625%, 09/15/12	1,049	1,088
Express Scripts
5.250%, 06/15/12	650	666
GlaxoSmithKline Capital
4.850%, 05/15/13	357	380
Pfizer
4.450%, 03/15/12	420	426
Quest Diagnostics
1.208%, 03/24/14 (B)	335	337
Sanofi
0.673%, 03/28/14 (B)	1,000	1,000
Thermo Fisher Scientific
2.050%, 02/21/14	274	281
		4,178

Industrials — 0.5%
Boeing
1.875%, 11/20/12	304	308
Danaher
1.300%, 06/23/14	670	678
Textron
6.500%, 06/01/12	210	216
		1,202

Information Technology — 0.9%
Dell
3.375%, 06/15/12	147	149
eBay
0.875%, 10/15/13	290	291
Hewlett-Packard
0.719%, 05/30/14 (B)	1,000	984

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Xerox
1.110%, 05/16/14 (B)	$995	$986
		2,410

Insurance — 2.6%
Allstate Life Global Funding Trust MTN
5.375%, 04/30/13	900	958
American International Group
4.250%, 09/15/14	650	639
Berkshire Hathaway Finance
0.721%, 01/10/14 (B)	1,049	1,046
MBIA Insurance
14.000%, 01/15/33 (A)(B)	210	103
Metropolitan Life Global Funding I
1.141%, 01/10/14 (A)(B)	839	838
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	839	882
Monumental Global Funding III
0.603%, 01/15/14 (A)(B)	378	367
New York Life Global Funding
0.634%, 04/04/14 (A)(B)	1,000	1,000
Prudential Financial MTN
5.100%, 09/20/14	462	497
2.750%, 01/14/13	525	531
		6,861

Investment Banker/Broker Dealer — 5.3%
BlackRock
2.250%, 12/10/12	420	426
Citigroup Funding
2.250%, 12/10/12	2,015	2,058
1.875%, 11/15/12	5,000	5,082
Credit Agricole Home Loan
1.162%, 07/21/14 (A)(B)	1,000	960
Goldman Sachs Group
1.269%, 02/07/14 (B)	1,431	1,369
Goldman Sachs Group MTN
6.000%, 05/01/14	239	254
JPMorgan Chase
4.650%, 06/01/14	944	1,014
JPMorgan Chase MTN
1.216%, 01/24/14 (B)	839	833
Morgan Stanley
2.016%, 01/24/14 (B)	525	501
4.200%, 11/20/14	839	829
Morgan Stanley, Ser G MTN
0.691%, 01/09/14 (B)	252	232
UBS
1.425%, 01/28/14 (B)	407	398
		13,956

Materials — 0.1%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	376

2	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Media — 0.3%
NBCUniversal Media LLC
2.100%, 04/01/14 (A)	$734	$747

Security And Commodity Brokers — 0.5%
Genworth Global Funding Trusts, Ser 2007-B
0.426%, 05/15/12 (B)	504	500
MassMutual Global Funding II
0.781%, 01/14/14 (A)(B)	874	874
		1,374

Sovereign — 0.2%
Republic of Austria MTN
2.000%, 11/15/12 (A)	468	475

Telephones & Telecommunication — 0.5%
Cellco Partnership
5.250%, 02/01/12	329	333
Verizon Communications
1.250%, 11/03/14	1,000	1,004
		1,337

Utilities — 1.1%
Allegheny Energy Supply LLC
8.250%, 04/15/12 (A)	546	562
Commonwealth Edison
1.625%, 01/15/14	382	385
DTE Energy
1.031%, 06/03/13 (B)	430	430
Georgia Power
1.300%, 09/15/13	600	604
Sempra Energy
1.107%, 03/15/14 (B)	800	801
		2,782
Total Corporate Obligations (Cost $90,262) ($ Thousands)		89,852

ASSET-BACKED SECURITIES — 32.1%

Automotive — 21.9%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	1,094	1,101
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	869	873
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	362	364
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	965	970
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	428	429

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	$350	$350
Ally Master Owner Trust, Ser 2010-1, Cl A
1.993%, 01/15/15 (A)(B)	944	957
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	1,507	1,536
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.113%, 01/15/16 (B)	642	644
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	327	333
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	324	324
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	473	473
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,111	1,110
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	418	433
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	148	148
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	360	360
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	440	440
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	625	625
Americredit Prime Automobile Receivable, Ser 2007-1, Cl B
5.350%, 09/09/13	115	115
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	435	437
Avis Budget Rental Car Funding, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,081	1,140
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	813	847
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	172	178

3	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/13 (A)	$560	$561
Bank of America Auto Trust, Ser 2009- 1A, Cl A4
3.520%, 06/15/16 (A)	1,282	1,310
Bank of America Auto Trust, Ser 2009- 2A, Cl A3
2.130%, 09/15/13 (A)	312	313
Bank of America Auto Trust, Ser 2009- 2A, Cl A4
3.030%, 10/15/16 (A)	462	471
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (A)	645	647
Bank of America Auto Trust, Ser 2010- 2, Cl A3
1.310%, 07/15/14	226	227
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	1,125	1,125
BMW Vehicle Owner Trust, Ser 2011- A, Cl A3
0.760%, 08/25/15	1,020	1,019
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	460	461
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	292	295
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	104	104
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	239	241
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	129	130
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	137	141
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	902	907
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	655	672
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.000%, 02/16/15	755	760
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	596	598

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	$273	$273
Daimler Chrysler Auto Trust, Ser 2007- A, Cl A4
5.280%, 03/08/13	85	85
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.800%, 07/15/13 (A)	810	811
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	955	957
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	605	605
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	1,500	1,500
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	309	310
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.743%, 05/15/13 (B)	100	100
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	275	277
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	341	342
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	426	427
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A3
1.793%, 09/15/14 (B)	839	846
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.893%, 12/15/14 (A)(B)	1,593	1,612
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.493%, 12/15/14 (A)(B)	1,001	1,017
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.843%, 02/15/16 (B)	208	208
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl B
5.370%, 01/15/14	518	519
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	104	105
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	426	428

4	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	$387	$388
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	365	366
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	936	969
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	835	844
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	506	509
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	890	902
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	665	666
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	485	485
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	445	447
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	765	784
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	670	669
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	555	555
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/14 (A)	1,000	1,000
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	93	94
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	363	366
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	567	569
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	531	532
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	625	625

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	$1,250	$1,250
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	350	350
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	1,181	1,188
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	243	249
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	677	677
Nissan Auto Receivables Owner Trust, Ser 2007-B, Cl A4
5.160%, 03/17/14	139	139
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	599	600
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	1,500	1,505
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	640	642
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	214	214
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	659	660
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	294	294
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	750	749
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	397	398
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	627	627
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	50	51
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	335	336
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	584	594

5	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	$137	$137
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	540	540
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	232	232
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	800	801

		57,594

Credit Card — 3.9%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.243%, 03/16/15 (A)(B)	632	636
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.647%, 10/15/15 (B)	546	547
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	850	877
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.543%, 11/17/14 (B)	231	231
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.343%, 05/16/16 (B)	1,600	1,614
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	1,070	1,090
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.543%, 12/15/14 (B)	875	882
Discover Card Master Trust, Ser 2009-A2, Cl A
1.543%, 02/17/15 (B)	1,175	1,186
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.593%, 08/15/16 (B)	845	848
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.453%, 11/16/15 (B)	535	535
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.343%, 04/15/15 (B)	1,120	1,130
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.793%, 01/15/17 (B)	619	623

		10,199

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miscellaneous Business Services — 6.3%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.668%, 07/25/19 (A)(B)	$21	$21
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.140%, 08/16/19 (A)(B)	298	217
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.630%, 01/18/21 (A)(B)	473	431
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.795%, 08/22/16 (A)(B)	84	83
CIT Equipment Collateral, Ser 2009-VT1, Cl A3
3.070%, 08/15/16 (A)	57	57
CNH Equipment Trust, Ser 2009-B, Cl A3
5.170%, 10/15/14	526	539
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	605	606
CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	390	390
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.043%, 12/15/15 (A)(B)	392	392
Colts Trust, Ser 2006-2A, Cl A
0.631%, 12/20/18 (A)(B)	48	47
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.435%, 06/25/36 (B)	122	101
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,250	1,258
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.793%, 10/20/14 (A)(B)	1,353	1,366
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	554	554
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	692	693
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	480	482
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	610	617
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	342	343
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	365	365

6	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Katonah CLO, Ser 2005-7A, Cl B
0.706%, 11/15/17 (A)(B)(C)	$504	$381
Lambda Finance, Ser 2005-1A, Cl B3
0.656%, 11/15/29 (A)(B)	353	341
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.655%, 03/22/21 (A)(B)	420	332
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.445%, 12/25/35 (B)	79	76
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.695%, 10/26/15 (A)(B)	1,700	1,714
Prima Capital CDO, Ser 2006-CR1A, Cl A1
5.417%, 12/28/48 (A)	195	191
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.231%, 09/20/19 (A)(B)	117	115
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.508%, 07/25/22 (B)	629	627
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.498%, 04/25/23 (B)	386	385
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.418%, 07/25/17 (B)	373	370
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.518%, 10/25/16 (B)	634	638
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.765%, 03/25/26 (B)	1,889	1,891
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.243%, 10/15/24 (A)(B)	218	218
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.093%, 12/16/24 (A)(B)	673	673

		16,514

Mortgage Related — 0.1%
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.845%, 06/25/33 (B)	39	31
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.455%, 12/25/35 (B)	236	185
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	128	57

		273

Total Asset-Backed Securities (Cost $85,058) ($ Thousands)		84,580

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 21.4%

Agency Mortgage-Backed Obligations — 12.4%
FHLMC
2.293%, 02/01/22 (B)	$281	$296
2.277%, 02/01/30 (B)	202	212
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	38	39
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	30	30
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	237	242
FHLMC REMIC, Ser 2005-2921, Cl NV
4.500%, 01/15/29	16	16
FHLMC TBA
4.000%, 11/01/40	7,300	7,571
FNMA
6.000%, 01/01/27	286	313
5.626%, 12/01/11	146	146
5.000%, 04/01/21 to 03/01/25	5,237	5,648
2.466%, 11/01/23 (B)	89	92
2.465%, 01/01/29 (B)	25	27
2.360%, 11/01/25 (B)	26	27
2.144%, 09/01/24 (B)	153	159
2.109%, 05/01/28 (B)	169	176
2.063%, 09/01/24 (B)	59	60
1.347%, 11/01/21 (B)	39	40
FNMA REMIC, Ser 1993-220, Cl FA
0.850%, 11/25/13(B)	13	13
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	46	50
FNMA REMIC, Ser 2001-33, Cl FA
0.695%, 07/25/31(B)	56	56
FNMA REMIC, Ser 2002-64, Cl FG
0.493%, 10/18/32(B)	37	37
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	419	426
FNMA TBA
4.500%, 11/01/22	2,700	2,875
4.000%, 11/15/19	900	946
3.000%, 11/25/26	8,500	8,704
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.691%, 10/07/20 (B)	1,141	1,142
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	83	84
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.791%, 11/06/17 (B)	267	267
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.691%, 01/08/20 (B)	231	232
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.624%, 02/06/20 (B)	370	371

7	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.643%, 03/11/20 (B)	$1,137	$1,138
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.604%, 03/06/20 (B)	471	471
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.604%, 05/07/20 (B)	797	797

		32,703

Non-Agency Mortgage-Backed Obligations — 9.0%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (A)	315	336
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
2.500%, 05/17/60 (A)(B)	691	691
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.753%, 08/15/29 (A)(B)	149	139
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.873%, 02/25/35 (B)	346	292
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.861%, 07/25/35 (B)	589	452
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
2.764%, 09/25/35 (B)	185	148
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.097%, 11/25/35 (B)	70	52
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.709%, 06/25/35 (B)	222	159
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.681%, 08/25/35 (B)	356	216
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.917%, 02/25/36 (B)	162	107
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/50	341	354
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A2
5.330%, 01/12/45	298	300
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.800%, 09/25/34 (B)	109	100
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.840%, 03/25/36 (B)	301	213
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)(B)	259	270

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.343%, 12/15/20 (A)(B)	$427	$417
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	235	227
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.785%, 02/25/35 (B)	40	32
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.515%, 03/25/35 (B)	66	51
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
2.786%, 02/20/36 (B)	298	170
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	69	70
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.330%, 11/19/35 (B)	316	209
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.142%, 03/06/20 (A)(B)	603	598
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.535%, 03/06/20 (A)(B)	734	727
GS Mortgage Securities II, Ser 2007-GG10, Cl A2
5.778%, 08/10/45 (B)	742	757
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/44 (A)	898	918
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.783%, 07/25/35 (B)	405	284
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.795%, 01/25/36 (B)	512	378
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.429%, 05/25/47 (B)	401	243
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.005%, 01/25/35 (B)	103	75
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.765%, 04/25/35 (B)	112	88
Impac CMB Trust, Ser 2005-3, Cl A1
0.725%, 08/25/35 (B)	104	63
Impac CMB Trust, Ser 2005-5, Cl A1
0.565%, 08/25/35 (B)	83	57
Impac CMB Trust, Ser 2005-8, Cl 1A
0.505%, 02/25/36 (B)	268	175
JP Morgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A2
4.903%, 10/15/42	1,200	1,217

8	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 11/15/15 (A)	$915	$925
JP Morgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	537	538
JP Morgan Mortgage Trust, Ser 2005- A6, Cl 7A1
2.727%, 08/25/35 (B)	232	161
JP Morgan Mortgage Trust, Ser 2007- A3, Cl 1A1
4.671%, 05/25/37 (B)	324	219
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	231	233
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	629	644
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A4
4.510%, 12/15/29	6	6
Merill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	629	691
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.621%, 02/25/35 (B)	626	563
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.515%, 04/25/35 (B)	121	89
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.072%, 06/25/37 (B)	445	278
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.805%, 01/25/30 (B)	32	27
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.475%, 03/25/30 (B)	47	39
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	923	984
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/44	110	109
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	32	33
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	89	91
Mortgage IT Trust, Ser 2005-2, Cl 1A1
0.505%, 05/25/35 (B)	86	64

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mortgage IT Trust, Ser 2005-3, Cl A1
0.545%, 08/25/35 (B)	$301	$218
Mortgage IT Trust, Ser 2005-4, Cl A1
0.525%, 10/25/35 (B)	391	250
Mortgage IT Trust, Ser 2005-5, Cl A1
0.505%, 12/25/35 (B)	369	231
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	227	234
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.506%, 11/15/38 (A)(B)	131	97
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.457%, 12/15/39 (A)(B)	314	227
Permanent Master Issuer PLC, Ser 2010-1A, Cl 1A
1.553%, 07/15/42 (A)(B)	403	402
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
3.241%, 11/25/35 (B)	211	132
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.685%, 07/27/37 (B)	350	225
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.515%, 01/20/35 (B)	44	33
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.475%, 02/20/35 (B)	44	36
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.666%, 08/15/39 (B)	536	546
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.542%, 03/25/36 (B)	426	299
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.729%, 01/25/35 (B)	242	212
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.735%, 02/25/35 (B)	202	166
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.741%, 04/25/35 (B)	168	155
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.722%, 10/25/35 (B)	522	450
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.709%, 10/25/35 (B)	328	303

9	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.738%, 04/25/36 (B)	$295	$215
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
2.795%, 03/25/36 (B)	362	287
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.734%, 07/25/36 (B)	386	233
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/36 (B)	291	211
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.558%, 02/15/44 (A)	1,563	1,594
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	597	611

		23,646

Total Mortgage-Backed Securities (Cost $59,363) ($ Thousands)		56,349

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
FFCB
1.875%, 12/07/12	1,849	1,880
FHLMC
0.515%, 11/26/12	12,000	12,030
0.375%, 11/30/12	7,795	7,808
4.125%, 12/21/12	340	355
0.625%, 12/28/12	3,000	3,012
4.500%, 01/15/13	2,000	2,101
1.625%, 04/15/13	1,888	1,923
FHLMC MTN
1.375%, 01/09/13	4,000	4,051
FNMA
0.500%, 10/30/12	2,500	2,508
1.000%, 12/27/12	2,000	2,016
0.375%, 12/28/12	4,000	4,007

Total U.S. Government Agency Obligations (Cost $41,641) ($ Thousands)		41,691

MUNICIPAL BONDS — 2.1%

California — 0.4%
Alameda County, Ser B, RB
3.100%, 12/01/11	630	630
University of California, Build America Bonds, RB
1.988%, 05/15/50 (B)	375	381

		1,011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	$584	$584

Michigan — 0.3%
Kalamazoo Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	750	749

New Jersey — 0.7%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.347%, 06/15/13 (B)	420	420
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	1,325	1,364

		1,784

New York — 0.2%
City of New York, Ser J, GO
4.300%, 06/01/13	550	580

Virginia — 0.2%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	630	630

West Virginia — 0.1%
West Virginia, Economic Development Authority, Ser A, RB
2.000%, 01/01/41 (B)	175	176

Total Municipal Bonds (Cost $5,523) ($ Thousands)		5,514

U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Notes
0.500%, 11/30/12	3,000	3,011

Total U.S. Treasury Obligation (Cost $3,006) ($ Thousands)		3,011

CERTIFICATES OF DEPOSIT — 0.9%
Bank of Nova Scotia
0.564%, 11/26/12 (B)	776	776
Canadian Imperial Bank of Commerce
0.464%, 05/04/12	839	839

10	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Intesa Sanpaolo
2.375%, 12/21/12	$629	$613

Total Certificates of Deposit (Cost $2,244) ($ Thousands)		2,228

Total Investments — 107.6% (Cost $287,097)($ Thousands) †		$283,225

Futures - A summary of the open futures contracts held by the Fund at October 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(58)	Dec-2011	$(24)
U.S. 2-Year Treasury Note	10	Jan-2012	2

			$(22)

For the period ended October 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $263,214 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011. The date reported is the final maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of October 31, 2011 was $381 ($Thousands) and represented 0.1% of Net Assets.

‡	Real Estate Investment Trust

ABS	— Asset-Backed Security
Cl	— Class
CLO	— Collateralized Loan Obligation
CDO	— Collateralized Debt Obligation
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LLC	— Limited Liability Company
Ltd.	— Limited
MTN	— Medium Term Note
NCAU	— National Credit Union Association
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
RB	— Revenue Bond
Ser	— Series
TBA	— To Be Announced

†	At October 31, 2011, the tax basis cost of the Fund’s Investments was $287,097 ($ Thousands), and the unrealized appreciation and depreciation were $922 ($ Thousands) and ($4,794) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$89,852	$—	$89,852
Asset-Backed Securities	—	84,199	381	84,580
Mortgage-Backed Securities	—	56,349	—	56,349
U.S. Government Agency Obligations	—	41,691	—	41,691
Municipal Bonds	—	5,514	—	5,514
U.S. Treasury Obligation	—	3,011	—	3,011
Certificates of Deposit	—	2,228	—	2,228

Total	$—	$282,844	$381	$283,225

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(22)	$—	$—	$(22)

*	Other Financial Instruments are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Securities
Beginning balance as of February 1, 2011	$1,325
Accrued discounts/premiums	—
Realized gain/(loss)	(146)
Change in unrealized appreciation/(depreciation)	169
Sales	(660)
Net transfer in and/or out of Level 3	(307)

Ending balance as of October 31, 2011	$381

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(123)

As of October 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

11	SEI Daily Income Trust / Quarterly Report / October 31, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: December 27, 2011

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: December 27, 2011